UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Tortoise Energy Infrastructure Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2010
Master Limited Partnerships and Related Companies - 163.8% (1)	Shares	Fair Value
Crude/Refined Products Pipelines - 66.6% (1)
United States - 66.6% (1)
Blueknight Energy Partners, L.P. (2)	342,162	$3,011,026
Buckeye Partners, L.P.	637,700	38,937,962
Enbridge Energy Partners, L.P.	1,815,700	97,593,875
Holly Energy Partners, L.P.	616,000	30,800,000
Kinder Morgan Management, LLC (3)	1,861,824	109,977,967
Magellan Midstream Partners, L.P.	1,498,100	72,597,926
NuStar Energy L.P.	1,011,900	57,668,181
Plains All American Pipeline, L.P.	993,100	59,625,724
Sunoco Logistics Partners L.P.	807,900	59,824,995
		530,037,656

Natural Gas/Natural Gas Liquids Pipelines - 64.9% (1)
United States - 64.9% (1)
Boardwalk Pipeline Partners, LP	1,761,700	53,837,552
Duncan Energy Partners L.P.	424,700	11,781,178
El Paso Pipeline Partners, L.P.	1,254,300	39,272,133
Energy Transfer Equity, L.P.	522,610	18,160,697
Energy Transfer Partners, L.P.	2,130,500	97,342,545
Enterprise Products Partners L.P.	3,069,800	113,490,506
Niska Gas Storage Partners LLC	501,300	9,464,544
ONEOK Partners, L.P.	774,400	53,278,720
PAA Natural Gas Storage, L.P.	285,167	6,806,936
Spectra Energy Partners, LP	493,020	15,885,104
TC PipeLines, LP	1,552,100	67,438,745
Williams Partners L.P.	215,400	9,070,494
Williams Pipeline Partners L.P.	669,600	21,333,456
		517,162,610

Natural Gas Gathering/Processing - 21.7% (1)
United States - 21.7% (1)
Chesapeake Midstream Partners, L.P.	358,116	8,433,632
Copano Energy, L.L.C.	999,440	25,105,933
DCP Midstream Partners, LP	1,106,100	35,129,736
MarkWest Energy Partners, L.P.	1,066,900	35,549,108
Regency Energy Partners LP	726,700	17,280,926
Targa Resources Partners LP	1,822,225	46,084,070
Western Gas Partners LP	205,075	4,938,206
		172,521,611

Propane Distribution - 10.0.% (1)
United States - 10.0% (1)
Inergy, L.P.	2,135,500	79,526,020

Shipping - 0.6% (1)
Republic of the Marshall Islands - 0.6% (1)
Teekay LNG Partners L.P.	156,200	5,131,170

Total Master Limited Partnerships and Related Companies (Cost $748,618,903)		1,304,379,067

Short-Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
Fidelity Institutional Government Portfolio - Class I, 0.06% (4) (Cost $747,704)	747,704	747,704

Total Investments - 163.9% (1) (Cost $749,366,607)		1,305,126,771

Other Assets and Liabilities - (33.4%) (1)		(265,881,628)

Long-Term Debt Obligations - (21.3%) (1)		(169,975,000)

Mandatory Redeemable Preferred Stock at Liquidation Value - (9.2%) (1)		(73,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$796,270,143

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Non-income producing.
(3) Security distributions are paid-in-kind.
(4) Rate indicated is the current yield as of August 31, 2010.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of August 31, 2010.  These assets are measured on a recurring basis.

	Fair Value at
Description	August 31, 2010	Level 1	Level 2	Level 3
Equity Securities:
Master Limited Partnerships and Related Companies(a)	$1,304,379,067	$1,304,379,067	$-	$-
Total Equity Securities	1,304,379,067	1,304,379,067	-	-
Other:
Short-Term Investment(b)	747,704	747,704	-	-
Total Other	747,704	747,704	-	-
Total	$1,305,126,771	$1,305,126,771	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at August 31, 2010.

The changes for all Level 3 assets measured at fair value on a recurring basis using significant unobservable inputs for the period ended August 31, 2010, are as follows:

Fair value beginning balance	$5,594,789
Transfers out of Level 3	(5,594,789)
Fair value ending balance	$-

The Company utilizes the beginning of reporting period method for determining transfers into or out of Level 3.  Accordingly, this method is the basis for presenting the rollforward in the preceding table. Under this method, the fair value of the asset at the beginning of the period will be disclosed as a transfer into or out of Level 3, gains or losses for an asset that transfers into Level 3 during the period will be included in the reconciliation, and gains or losses for an asset that transfers out of Level 3 will be excluded from the reconciliation.

For the period ended August 31, 2010, Copano Energy, L.L.C. Class D Common Units in the amount of $5,594,789 were transferred out of Level 3 when they converted into registered and unrestricted common units of Copano Energy, L.L.C. There were no other transfers between levels.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level  3 in the fair value hierarchy.

As of August 31, 2010, the aggregate cost of securities for federal income tax purposes was $622,671,223.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $686,329,041, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $3,873,493 and the net unrealized appreciation was $682,455,548.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Infrastructure Corporation

Date: October 28, 2010	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Infrastructure Corporation

Date: October 28, 2010	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Energy Infrastructure Corporation

Date: October 28, 2010	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer